Personnel expenses - Employee equality and diversity (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expense
Percentage of allocation of women on the Board of Directors	63.00%	43.00%	62.00%
Percentage of allocation of men on the Board of Directors	37.00%	57.00%	38.00%
Percentage of allocation of women in executive management	45.00%	36.00%	50.00%
Percentage of allocation of men in executive management	55.00%	64.00%	50.00%
Percentage of allocation of women in management positions	52.00%	45.00%	48.00%
Percentage of allocation of men in management positions	48.00%	55.00%	52.00%
Percentage of allocation of women employees in total	48.00%	50.00%	49.00%
Percentage of allocation of men employees in total	52.00%	50.00%	51.00%